REVENUE CONCENTRATION - Schedule of Revenue from External Customers by Geographic Areas (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 172,083	$ 172,552	$ 144,804
United States
Disaggregation of Revenue [Line Items]
Revenue	135,344	134,957	113,499
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue	17,607
All other countries
Disaggregation of Revenue [Line Items]
Revenue	$ 19,132	$ 37,595	$ 31,305